GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 41,143,367	¥ 45,666,180
Current contractual amounts of outstanding loans subject to guarantee	40,423,833	44,900,311
0 - 30 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	468,704	491,648
31 - 60 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	231,464	254,927
61 - 90 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 19,366	¥ 19,294